GOODWILL (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF GOODWILL

	As of December 31,
	2023	2024
	RMB	RMB	USD
Net carrying amount as at the beginning of the year	19,713	19,713	2,777
Exchange difference of beginning balance			(76)
Less: impairment provided during the year	-	-	-
Net carrying amount as at the end of the year	19,713	19,713	2,701
Less: net carrying amount of the discontinued operation	(19,713)	(19,713)	(2,701)
Net carrying amount of the continuing operations	-	-	-

	As at December 31,
	2022	2023
	RMB	RMB	USD
Net carrying amount as at the beginning of the year	19,713	19,713	2,777
Less: impairment provided during the year	-
Net carrying amount as at the end of the year	19,713	19,713	2,777
Less: net carrying amount of the discontinued operation	(19,713)	(19,713)	(2,777)
Net carrying amount of the continuing operations	-	-	-